Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 7,283	$ 6,981	$ 9,320	$ 14,264	$ 19,399
Interest expense from financial instruments measured at amortized cost	(6,817)	(6,948)	(9,319)	(13,765)	(19,042)
Net interest income from financial instruments measured at fair value through profit or loss and other	1,500	1,597	1,533	3,096	3,118
Net interest income	1,965	1,629	1,535	3,595	3,475
Other net income from financial instruments measured at fair value through profit or loss	3,408	3,937	3,684	7,346	7,866
Fee and commission income	7,361	7,426	7,211	14,787	14,291
Fee and commission expense	(653)	(649)	(679)	(1,302)	(1,268)
Net fee and commission income	6,708	6,777	6,531	13,485	13,023
Other income	30	213	154	243	278
Total revenues	12,112	12,557	11,904	24,668	24,642
Credit loss expense / (release)	163	100	95	263	201
Personnel expenses	6,976	7,032	7,119	14,008	14,068
General and administrative expenses	1,881	2,431	2,318	4,312	4,731
Depreciation, amortization and impairment of non-financial assets	898	861	903	1,759	1,798
Operating expenses	9,756	10,324	10,340	20,080	20,597
Operating profit / (loss) before tax	2,193	2,132	1,469	4,325	3,844
Tax expense / (benefit)	(209)	430	293	221	905
Net profit / (loss)	2,402	1,702	1,175	4,105	2,939
Net profit / (loss) attributable to non-controlling interests	7	10	40	18	48
Net profit / (loss) attributable to shareholders	$ 2,395	$ 1,692	$ 1,136	$ 4,087	$ 2,890
Earnings per share
Basic	$ 0.75	$ 0.53	$ 0.35	$ 1.29	$ 0.90
Diluted	$ 0.72	$ 0.51	$ 0.34	$ 1.23	$ 0.86